Segment, Customer Concentration and Geographical Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 Business_Unit Location	Dec. 31, 2015 Location	Dec. 31, 2014 Location
Revenue, Major Customer [Line Items]
Number of primary business units | Business_Unit	2
Number of geographic locations | Location	3	3	3
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	80.00%	83.00%	87.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Sprint and Fast Spring [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	80.00%	83.00%	87.00%